Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	BRANDES INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000926678
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 06, 2012
Brandes Institutional Global Equity Fund (Prospectus Summary) | Brandes Institutional Global Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVIX
Brandes Institutional Global Equity Fund (Prospectus Summary) | Brandes Institutional Global Equity Fund | Class E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVEX
Brandes Institutional Global Equity Fund (Prospectus Summary) | Brandes Institutional Global Equity Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVSX
Brandes Institutional International Equity Fund (Prospectus Summary) | Brandes Institutional International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIIEX
Brandes Institutional International Equity Fund (Prospectus Summary) | Brandes Institutional International Equity Fund | Class E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIEEX
Brandes Institutional International Equity Fund (Prospectus Summary) | Brandes Institutional International Equity Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIISX
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMIX
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMSX
Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BISMX
Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BISSX